Income Taxes - Reconciliation of Income Tax Expense with Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes					$ 33,142	$ 116,620
Less: income before income taxes attributable to predecessor					30,805	116,620
Income before income taxes attributable to shareholders					2,337
Income tax at the federal statutory rate					491
State income taxes, net of federal benefit					(150)	1,008
Percentage depletion in excess of basis					(14)
Total income tax provision	$ 807	$ 428	$ 1,114	$ 456	$ 327	$ 1,008